CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (parenthetical) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Thereof income (expense) from changes in impairment allowance included in other operating income (expense)	€ (39)	€ 41	€ (52)	€ 26